Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss for the year	$ (10,210)	$ (10,107)	$ (10,492)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	22	21	12
Share based compensation	557	1,537	1,728
Revaluation of liability in respect to warrants	(46)	(2,191)
Financing expenses, net	323	473	41
Changes in assets and liabilities:
Decrease in operating right of use asset	78	74	70
Decrease in operating lease liability	(69)	(69)	(95)
Decrease (increase) in other current assets	(753)	19	55
Increase (decrease) in trade payables	(299)	961	459
Increase in other payables	262	928	606
Net cash used in operating activities	(10,135)	(8,354)	(7,616)
Cash flows from investing activities
Purchase of property and equipment	(3)	(29)	(70)
Redemption of (investment in) short-term deposits		3,500	(3,500)
Redemption of (investment in) restricted deposit, net	4	(3)	(20)
Net cash provided by (used in) investing activities	1	3,468	(3,590)
Cash flows from financing activities
Payment in respect of cancellation of options			(96)
Exercise of warrants and options		5	3,870
Issuance of shares, warrants and pre-funded warrants, net	11,304	4,334
Issuance costs	(391)	(364)
Net cash provided by financing activities	10,913	3,975	3,774
Effects of exchange rate changes on cash and cash equivalents	(41)	8	(88)
Increase (decrease) in cash and cash equivalents	738	(903)	(7,520)
Cash and cash equivalents as at the beginning of the year	2,640	3,543	11,063
Cash and cash equivalents as of the end of the year	3,378	2,640	3,543
Non-cash investing and financing activities:
Reclassification of warrants into equity	1,366
Bonus accrual reclassification to equity (See Note 14)	1,434
Recognition of right of use assets			306
Supplemental disclosure of cash flow information:
Interest received	$ 2	$ 179	$ 49